Segmented Information - Schedule of Reconciliation for Adjusted EBIT to Consolidated Income Before Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Net income	$ 1,286	$ 641
Add:
Amortization of acquired intangible assets	88	46
Interest expense, net	156	81
Other expense, net	388	703
Income taxes	320	237
Adjusted EBIT	$ 2,238	$ 1,708